EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year				$ 2,239.6
Exploration and evaluation expenditures				27.9	$ 34.5
Balance, end of the year	$ 2,362.0		$ 2,362.0	2,362.0	2,239.6
Borrowing costs capitalised				$ 24.5	$ 23.0
Capitalisation rate of borrowing costs eligible for capitalisation				6.42%	7.18%
Payments for exploration and evaluation assets				$ 0.6	$ 3.3
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year				42.2	47.3
Exploration and evaluation expenditures					6.4
Transfers to Property, plant and equipment					(9.2)
Impairment charge					(2.3)
Acquired Exploration and evaluation assets				12.6
Balance, end of the year	54.8		54.8	54.8	42.2
Borrowing costs capitalised					$ 0.4
Capitalisation rate of borrowing costs eligible for capitalisation					7.18%
Exploration and evaluation assets | Diakha-Siribaya Gold Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year				36.6	$ 36.6
Exploration and evaluation expenditures					0.0
Transfers to Property, plant and equipment					0.0
Impairment charge					0.0
Acquired Exploration and evaluation assets				0.0
Balance, end of the year	36.6		36.6	36.6	36.6
Exploration and evaluation assets | Fayolle Property
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year				0.0	0.0
Exploration and evaluation expenditures					0.0
Transfers to Property, plant and equipment					0.0
Impairment charge					0.0
Acquired Exploration and evaluation assets			0.6	7.3
Balance, end of the year	7.3		7.3	7.3	0.0
Acquisition of exploration and evaluation assets, equity component		$ 6.7
Exploration and evaluation assets | Fayolle Property | Common shares
Reconciliation of changes in property, plant and equipment [abstract]
Issuance of shares for Exploration and evaluation asset acquisition (in shares)		1,851,145
Exploration and evaluation assets | Monster Lake Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year				2.5	2.5
Exploration and evaluation expenditures					0.0
Transfers to Property, plant and equipment					0.0
Impairment charge					0.0
Acquired Exploration and evaluation assets	5.3			5.3
Balance, end of the year	7.8		$ 7.8	$ 7.8	2.5
Acquisition of exploration and evaluation assets, equity component	4.9
Payments for exploration and evaluation assets	$ 0.4
Exploration and evaluation assets | Monster Lake Project | Common shares
Reconciliation of changes in property, plant and equipment [abstract]
Issuance of shares for Exploration and evaluation asset acquisition (in shares)	1,464,377
Project ownership percentage	25.00%		25.00%	25.00%
Exploration and evaluation assets | Other Projects
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year				$ 3.1	8.2
Exploration and evaluation expenditures					6.4
Transfers to Property, plant and equipment					(9.2)
Impairment charge					(2.3)
Acquired Exploration and evaluation assets				0.0
Balance, end of the year	$ 3.1		$ 3.1	$ 3.1	3.1
Exploration and evaluation assets | Nelligan Project
Reconciliation of changes in property, plant and equipment [abstract]
Payments for exploration and evaluation expenses					1.8
Exploration and evaluation assets | Boto Project
Reconciliation of changes in property, plant and equipment [abstract]
Payments for exploration and evaluation expenses					$ 4.2